(Columbia Emerging Markets Fund)
COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated January 1, 2013, as supplemented

Effective on March 16, 2013, the Fund's prospectus offering Class A, B, C, I, K, R, R5, W, Y and Z shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class K Shares	Class R Shares	Class R5 Shares	Class W Shares	Class Y Shares	Class Z Shares
Management fees	[1]	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	0.25%	none	none
Other expenses	[2]	0.48%	0.48%	0.48%	0.17%	0.47%	0.48%	0.22%	0.48%	0.17%	0.48%
Total annual Fund operating expenses		1.90%	2.65%	2.65%	1.34%	1.64%	2.15%	1.39%	1.90%	1.34%	1.65%
Fee waivers and/or reimbursements	[3]	(0.12%)	(0.12%)	(0.12%)	(0.01%)	(0.01%)	(0.12%)	(0.01%)	(0.12%)	(0.01%)	(0.12%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.78%	2.53%	2.53%	1.33%	1.63%	2.03%	1.38%	1.78%	1.33%	1.53%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses for Class A, Class C, Class I, Class R, Class W, and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class B, Class K, Class R5 and Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.38% for Class R5, 1.78% for Class W, 1.33% for Class Y and 1.53% for Class Z.

The section of the Fund's prospectus entitled "Example" is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	745	1,127	1,532	2,660
Class B Shares	756	1,112	1,594	2,793
Class C Shares	356	812	1,394	2,974
Class I Shares	135	424	733	1,612
Class K Shares	166	516	891	1,943
Class R Shares	206	661	1,143	2,473
Class R5 Shares	140	439	760	1,668
Class W Shares	181	585	1,015	2,212
Class Y Shares	135	424	733	1,612
Class Z Shares	156	509	886	1,944

Expense Example, No Redemption (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	256	812	1,394	2,793
Class C Shares	256	812	1,394	2,974